Fees Summary	Aug. 14, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $ 2,500,000,000 .
Narrative - Max Aggregate Offering Price	$ 2,500,000,000
Final Prospectus	true